Leases (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Operating lease expire year	Operating leases for our office facility that expire in 2024		Operating leases for our office facility that expire in 2024
Recognized lease expense	$ 24,000	$ 28,000	$ 100,910	$ 111,484
Security deposit	$ 10,000		$ 10,000
Capital lease term			3 years
Capital leases annual interest rate	12.00%		12.00%
Capital lease obligations current	$ 90,799		$ 90,565	34,425
Capital lease obligations noncurrent	61,237		83,109	$ 53,480
Finance lease security deposit	$ 10,944		$ 10,944